INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The following table accounts for the difference between the actual tax provision and the amounts obtained by applying the statutory U.S. federal income tax rate of 35.0% to income before taxes.

	Three Months Ended March 31,
Effective Tax Rate Reconciliation (Percent)	2016	2015
Statutory federal tax rate	35.0%	35.0%
Foreign rate differential	(3.8)	(0.1)
U.S. tax on foreign earnings	3.8	—
Domestic manufacturing/export tax incentive	—	(3.0)
Salt Depletion	(3.4)	(0.6)
Dividends paid to CEOP	(0.6)	(0.6)
State income taxes, net	(1.4)	0.6
Change in valuation allowance	0.1	1.0
Change in tax contingencies	1.6	—
Other, net	0.3	0.9
Effective tax rate	31.6%	33.2%

The condensed balance sheets include income tax receivables that are classified as other noncurrent assets of $1.5 million, $1.5 million and $6.6 million at March 31, 2016, December 31, 2015 and March 31, 2015, respectively.

As of March 31, 2016, we had $33.5 million of gross unrecognized tax benefits, which would have a net $31.9 million impact on the effective tax rate, if recognized. As of March 31, 2015, we had $36.1 million of gross unrecognized tax benefits, of which $35.0 million would have impacted the effective tax rate, if recognized. The amount of unrecognized tax benefits was as follows:

	March 31,
	2016	2015
	($ in millions)
Balance at beginning of year	$35.1	$36.1
Decreases for prior year tax positions	(1.6)	—
Balance at end of period	$33.5	$36.1

As of March 31, 2016, we believe it is reasonably possible that our total amount of unrecognized tax benefits will decrease by approximately $9.5 million over the next twelve months. The anticipated reduction primarily relates to settlements with taxing authorities and the expiration of federal, state and foreign statutes of limitation.

We operate globally and file income tax returns in numerous jurisdictions. Our tax returns are subject to examination by various federal, state and local tax authorities. Our U.S. federal income tax returns are under examination by the Internal Revenue Service (IRS) for tax years 2008 and 2010 to 2012. In connection with the Acquisition, TDCC retained liabilities relating to taxes to the extent arising prior to the Closing Date. We believe we have adequately provided for all tax positions; however, amounts asserted by taxing authorities could be greater than our accrued position. For our primary tax jurisdictions, the tax years that remain subject to examination are as follows:

Tax Years
U.S. federal income tax	2008; 2010 - 2015
U.S. state income tax	2006 - 2015
Canadian federal income tax	2012 - 2015
Brazil	2014 - 2015
Germany	2015
China	2014 - 2015
The Netherlands	2014 - 2015
South Korea	2014 - 2015
Hong Kong	2015

INCOME TAXES

	Years ended December 31,
	2015	2014	2013
Components of Income from Continuing Operations Before Taxes	($ in millions)
Domestic	$(66.9)	$164.4	$222.2
Foreign	73.6	(1.7)	27.8
Income from continuing operations before taxes	$6.7	$162.7	$250.0
Components of Income Tax Provision
Current expense (benefit):
Federal	$(16.6)	$25.9	$42.1
State	1.2	1.3	9.4
Foreign	14.4	5.3	8.5
	(1.0)	32.5	60.0
Deferred expense (benefit):
Federal	$8.9	$26.9	$10.4
State	(2.4)	3.0	1.9
Foreign	2.6	(4.7)	(0.9)
	9.1	25.2	11.4
Income tax provision	$8.1	$57.7	$71.4

The following table accounts for the difference between the actual tax provision and the amounts obtained by applying the statutory U.S. federal income tax rate of 35% to the income from continuing operations before taxes.

	Years ended December 31,
Effective Tax Rate Reconciliation (Percent)	2015	2014	2013
Statutory federal tax rate	35.0%	35.0%	35.0%
State income taxes, net	(38.2)	2.4	2.3
Foreign rate differential	(129.8)	0.4	(0.9)
U.S. tax on foreign earnings	128.6	(0.6)	0.8
Domestic manufacturing/export tax incentive	—	(1.8)	(1.6)
Salt depletion	(38.8)	(0.5)	(0.3)
Non-deductible transaction costs	133.1	—	—
Change in valuation allowance	27.9	1.1	(2.1)
Remeasurement of deferred taxes	7.6	0.4	0.1
Change in tax contingencies	5.0	(0.3)	(3.8)
Dividends paid to CEOP	(11.1)	(0.5)	(0.3)
Return to provision	(4.2)	(0.7)	(0.1)
Research tax credit	(3.1)	—	(0.8)
Other, net	8.9	0.6	0.3
Effective tax rate	120.9%	35.5%	28.6%

The effective tax rate from continuing operations for 2015 included $8.9 million of expense associated with certain transaction costs related to the Acquisition that are not deductible for U.S. tax purposes and $8.6 million of expense associated with incremental U.S. tax on foreign earnings. These items were partially offset by $8.7 million of benefit associated with foreign earnings taxed at a lower rate than the U.S. statutory rate and $2.6 million of benefit associated with salt depletion deductions. The effective tax rate from continuing operations for 2014 included $1.2 million of benefit associated with return to provision adjustments for the finalization of our 2013 U.S. federal and state income tax returns and $0.7 million of benefit associated with the expiration of the statutes of limitations in federal and state jurisdictions. These items were partially offset by $0.8 million of expense associated with increases in valuation allowances on certain state tax credit balances, primarily due to a change in state tax law, and $0.6 million of expense related to the remeasurement of deferred taxes due to an increase in state effective tax rates. The effective tax rate from continuing operations for 2013 included $11.4 million of benefit associated with the expiration of the statutes of limitations in federal and state jurisdictions, $8.3 million of benefit associated with reductions in valuation allowances on our capital loss carryforwards and $1.9 million of benefit associated with the Research Credit, which were partially offset by $1.8 million of expense associated with changes in tax contingencies and $1.3 million of expense associated with increases in valuation allowances on certain state tax credits carryforwards.

	December 31,
Components of Deferred Tax Assets and Liabilities	2015	2014
	($ in millions)
Deferred tax assets:
Pension and postretirement benefits	$235.2	$108.0
Environmental reserves	55.3	56.5
Asset retirement obligations	21.0	22.9
Accrued liabilities	53.7	52.5
Tax credits	23.3	9.2
Federal and state net operating losses	40.1	3.3
Capital loss carryforward	4.7	4.8
Other miscellaneous items	18.5	10.0
Total deferred tax assets	451.8	267.2
Valuation allowance	(29.3)	(16.6)
Net deferred tax assets	422.5	250.6
Deferred tax liabilities:
Property, plant and equipment	875.6	174.5
Intangible amortization	138.4	14.2
Inventory and prepaids	11.6	4.5
Partnerships	101.4	97.8
Taxes on unremitted earnings	294.8	—
Total deferred tax liabilities	1,421.8	291.0
Net deferred tax liability	$(999.3)	$(40.4)

Realization of the net deferred tax assets, irrespective of indefinite-lived deferred tax liabilities, is dependent on future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing temporary differences and carryforwards.  Although realization is not assured, we believe that it is more likely than not that the net deferred tax assets will be realized.

At December 31, 2015, we had a U.S. net operating loss carryforward (NOL) of approximately $75.9 million (representing $26.6 million of deferred tax assets), that will expire in years 2017 through 2035, if not utilized.  The utilization of $2.5 million of the deferred tax assets are limited under Section 382 of the U.S. Internal Revenue Code to $0.5 million in each year through 2020.

At December 31, 2015, we had deferred state tax benefits of $9.3 million relating to state NOLs, which are available to offset future state taxable income through 2035.

At December 31, 2015, we had deferred state tax benefits of $13.6 million relating to state tax credits, which are available to offset future state tax liabilities through 2030.

At December 31, 2015, we had a capital loss carryforward of $12.3 million (representing $4.7 million of deferred tax assets) that is available to offset future consolidated capital gains that will expire in years 2016 through 2020 if not utilized.

At December 31, 2015, we had a NOL of approximately $23.1 million (representing $4.2 million of deferred tax assets) in various foreign jurisdictions. Of these, $8.2 million (representing $1.7 million of deferred tax assets) expire in various years from 2020 to 2025. The remaining $14.9 million (representing $2.5 million of deferred tax assets) do not expire.

The activity of our deferred income tax valuation allowance was as follows:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$16.6	$13.4
Charged to income tax provision	1.8	4.1
Acquisition activity	12.3	—
Deductions from reserves - credited to income tax provision	(1.4)	(0.9)
Ending balance	$29.3	$16.6

As of December 31, 2015, we had $35.1 million of gross unrecognized tax benefits, which would have a net $33.5 million impact on the effective tax rate from continuing operations, if recognized.  As of December 31, 2014, we had $36.1 million of gross unrecognized tax benefits, which would have a net $35.0 million impact on the effective tax rate from continuing operations, if recognized.  The change for 2015 primarily relates to additional gross unrecognized benefits for prior year tax positions, as well as the settlement of ongoing audits.  The change for 2014 primarily relates to additional gross unrecognized benefits for current year and prior year tax positions, as well as the expiration of statute of limitations in domestic jurisdictions and settlement of ongoing audits. The amounts of unrecognized tax benefits were as follows:

	December 31,
	2015	2014
	($ in millions)
Beginning balance	$36.1	$34.5
Increase for current year tax positions	—	2.2
Increase for prior year tax positions	0.2	0.2
Reductions due to statute of limitations	—	(0.4)
Decrease for prior year tax positions	—	(0.3)
Decrease due to tax settlements	(1.2)	(0.1)
Ending balance	$35.1	$36.1

Income from discontinued operations, net for the year ended December 31, 2014 included $2.2 million of tax expense related to changes in tax contingencies.

We recognize interest and penalty expense related to unrecognized tax positions as a component of the income tax provision.  As of December 31, 2015 and 2014, interest and penalties accrued were $3.4 million and $3.2 million, respectively.  For 2015, 2014 and 2013, we recorded expense (benefit) related to interest and penalties of $0.2 million, $0.4 million and $(0.5) million, respectively.

As of December 31, 2015, we believe it is reasonably possible that our total amount of unrecognized tax benefits will decrease by approximately $9.4 million over the next twelve months.  The anticipated reduction primarily relates to settlements with tax authorities and the expiration of federal, state and foreign statutes of limitation.

We operate globally and file income tax returns in numerous jurisdictions.  Our tax returns are subject to examination by various federal, state and local tax authorities.  Our U.S. federal income tax returns are under examination by the Internal Revenue Service (IRS) for tax years 2008 and 2010 to 2012. Our Canadian federal income tax returns are under examination by Canada Revenue Authority (CRA) for tax years 2010 and 2011. In connection with the Acquisition, TDCC retained liabilities relating to taxes to the extent arising prior to the Closing Date. We believe we have adequately provided for all tax positions; however, amounts asserted by taxing authorities could be greater than our accrued position. For our primary tax jurisdictions, the tax years that remain subject to examination are as follows:

Tax Years
U.S. federal income tax	2008; 2010 - 2015
U.S. state income tax	2006 - 2014
Canadian federal income tax	2010 - 2014
Brazil	2014 - 2015
Germany	2015
China	2014 - 2015
The Netherlands	2014 - 2015
South Korea	2014 - 2015
Hong Kong	2015